Provision for Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 149	$ 125	$ 143
Assumed in the acquisition of Freescale		121
Decreases from activities which are held for sale	(7)
Increases from tax positions taken during prior periods	1	1
Decreases from tax positions taken during prior periods	(3)	(111)	(21)
Increases from tax positions taken during current period	10	15	3
Decreases relating to settlements with the tax authorities	(4)	(2)
Balance as of December 31,	$ 146	$ 149	$ 125